STOCK-BASED COMPENSATION PLANS (Details 4) (Restricted Stock, USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	2 Months Ended	12 Months Ended			1 Months Ended	10 Months Ended	12 Months Ended
	Nov. 09, 2010	Dec. 31, 2010	Dec. 31, 2011 Y	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Nov. 30, 2010 Predecessor	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor
STOCK-BASED COMPENSATION PLANS
Vesting period of a portion of the shares (in years)	first anniversary
Vesting period of a portion of the shares (in years)				2 years	5 years
Number of shares of New GGP used to replace each share of Old GGP						1
Number of shares of HHC used to replace each share of Old GGP						0.098344
Shares
Outstanding at the beginning of the year (in shares)			2,807,682				275,433	410,767
Granted (in shares)		3,053,092	84,659				90,000	70,000
Canceled (in shares)		(12,500)	(329,292)				(8,097)	(69,628)
Vested (in shares)		(232,910)	(846,117)				(357,336)	(135,706)
Outstanding at the end of the year (in shares)		2,807,682	1,716,932					275,433
Weighted Average Grant Date Fair Value
Outstanding at the beginning of the year (in dollars per share)			$ 14.24				$ 33.04	$ 41.29
Granted (in dollars per share)		$ 14.21	$ 14.98			$ 15.14		$ 2.10
Canceled (in dollars per share)		$ 14.73	$ 14.73				$ 35.57	$ 46.04
Vested (in dollars per share)		$ 13.87	$ 14.23			$ 28.48		$ 35.38
Outstanding at the end of the year (in dollars per share)		$ 14.24	$ 14.19					$ 33.04
Weighted average remaining contractual term (in years)			2.7
Total fair value of vested awards		$ 3.7	$ 12.1				$ 5.6	$ 0.1